Investments in associates and joint venture - Summary of Changes in this caption (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments in associates and joint venture
As of January 1,	$ 1,527,123	$ 1,520,977
Net share in profit of associates and joint venture	189,847	152,225	$ 176,270
Equity contributions granted and paid	400	0
Dividends declared and collected by associates	(168,890)	(147,286)
Unrealized results on investments	0	3
Translation adjustments and other	(88)	1,204
As of December 31,	$ 1,548,392	$ 1,527,123	$ 1,520,977